SHAREHOLDERS' EQUITY - Schedule of Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 15, 2023	May 15, 2023	Feb. 15, 2023	Nov. 15, 2022	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Class of Stock [Line Items]
Cash dividends per share (in dollars per share)	$ 1.12	$ 1.12	$ 1.12	$ 1.12	$ 4.48	$ 3.88	$ 3.52
Accenture Canada Holdings Inc., Cash Outlay	$ 724	$ 740	$ 866	$ 629	$ 2,959
Total Cash Outlay	706,063	707,742	708,022	705,567	2,827,394	$ 2,457,306	$ 2,236,094
Class A Ordinary Shares
Class of Stock [Line Items]
Accenture plc, Cash Outlay	$ 705,339	$ 707,002	$ 707,156	$ 704,938	$ 2,824,435